DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.8%
Australia — 3.4%
Coles Group Ltd.
780,011 11,428,789
Insurance Australia Group Ltd.
1,379,033 6,545,236
Medibank Pvt Ltd.
1,580,011 4,931,859
QBE Insurance Group Ltd.
878,253 13,600,528
Santos Ltd.
1,892,131 9,115,370
Suncorp Group Ltd.
631,024 6,579,102
Telstra Group Ltd.
2,319,922 8,564,057
Woodside Energy Group Ltd.
1,107,835 22,350,711
(Cost $78,760,336)
83,115,652
Austria — 0.4%
OMV AG
85,821 5,552,826
Verbund AG
39,040 2,779,502
(Cost $7,333,231)
8,332,328
Belgium — 0.3%
Ageas SA/NV
(Cost $4,275,898)
86,878 6,452,089
China — 0.2%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $2,614,996)
1,517,333 5,206,329
Denmark — 0.2%
Tryg A/S
(Cost $4,188,601)
193,677 4,792,955
Finland — 1.4%
Elisa OYJ
83,697 4,292,790
Kesko OYJ, Class B
161,411 3,975,460
Kone OYJ, Class B (a)
198,091 14,973,397
UPM- Kymmene OYJ
307,661 9,800,637
(Cost $26,366,510)
33,042,284
France — 12.3%
Amundi SA, 144A
36,446 3,487,730
AXA SA
974,922 47,724,247
Bouygues SA
112,243 6,981,439
Cie Generale des Etablissements
Michelin SCA
380,859 15,469,012
Pernod Ricard SA
117,943 10,898,129
Publicis Groupe SA
134,076 11,939,262
Sanofi SA
639,850 62,099,759
TotalEnergies SE
1,157,814 91,973,921
Vinci SA
288,672 47,972,570
(Cost $231,212,210)
298,546,069
Germany — 8.5%
Allianz SE
221,797 100,088,982
Bayerische Motoren Werke AG
163,865 17,308,324
Brenntag SE
70,312 4,341,812
Deutsche Lufthansa AG
352,721 3,784,771
Deutsche Post AG
536,116 31,712,933
Number
of Shares Value $
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
76,091 49,915,503
(Cost $146,303,215)
207,152,325
Hong Kong — 1.9%
CK Infrastructure Holdings Ltd.
361,294 3,069,231
CLP Holdings Ltd.
955,563 9,064,359
Henderson Land Development
Co. Ltd.
834,511 3,780,939
HKT Trust & HKT Ltd. (b)
2,172,621 3,427,465
Hong Kong & China Gas Co. Ltd.
6,524,239 6,347,290
Power Assets Holdings Ltd.
814,814 6,609,429
Sino Land Co. Ltd.
2,163,160 3,534,218
SITC International Holdings Co.
Ltd.
778,036 3,320,167
WH Group Ltd., 144A
4,799,528 6,037,644
(Cost $31,789,215)
45,190,742
Ireland — 0.5%
AIB Group PLC
(Cost $9,987,393)
1,250,758 13,069,425
Israel — 1.9%
Bank Hapoalim BM
729,393 18,375,860
Bank Leumi Le-Israel BM
862,750 20,849,528
Mizrahi Tefahot Bank Ltd.
90,938 6,804,362
(Cost $20,178,365)
46,029,750
Italy — 2.3%
Banca Mediolanum SpA
128,755 2,772,866
FinecoBank Banca Fineco SpA
356,224 8,407,675
Generali
498,035 21,263,180
Snam SpA
1,178,849 9,172,411
Terna - Rete Elettrica Nazionale
819,706 9,871,842
Unipol Assicurazioni SpA
207,225 5,177,233
(Cost $33,996,429)
56,665,207
Japan — 8.0%
AGC, Inc.
112,541 4,995,415
Astellas Pharma, Inc.
1,056,000 17,596,054
Canon, Inc.
505,600 15,421,407
Dai-ichi Life Holdings, Inc.
2,050,400 21,157,370
Daito Trust Construction Co. Ltd.
169,065 3,898,376
Daiwa House Industry Co. Ltd.
326,285 11,793,283
Eisai Co. Ltd.
151,453 5,084,164
Honda Motor Co. Ltd.
2,154,834 21,869,236
Isuzu Motors Ltd.
312,603 5,843,599
Komatsu Ltd.
554,517 26,755,334
Mitsui OSK Lines Ltd.
201,732 7,491,703
Obayashi Corp.
371,606 10,510,886
Sekisui House Ltd.
348,640 8,543,774
SoftBank Corp.
16,774,450 22,971,192
Subaru Corp.
343,288 6,522,747
Yamaha Motor Co. Ltd.
538,170 4,284,678
(Cost $147,481,948)
194,739,218

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Netherlands — 2.6%
ASR Nederland NV
90,484 6,563,915
Koninklijke Ahold Delhaize NV
519,090 25,600,418
Koninklijke KPN NV
2,230,396 12,643,101
Magnum Ice Cream Co. NV *
282,127 4,456,845
NN Group NV
153,259 12,540,046
Randstad NV
62,157 2,042,411
(Cost $40,524,352)
63,846,736
New Zealand — 0.1%
Contact Energy Ltd.
(Cost $2,828,815)
518,102 2,888,142
Norway — 1.1%
Aker BP ASA
182,857 5,501,048
Equinor ASA
445,333 13,182,014
Gjensidige Forsikring ASA
115,480 3,258,019
Orkla ASA
413,705 5,657,601
(Cost $22,525,016)
27,598,682
Singapore — 5.4%
DBS Group Holdings Ltd.
1,241,231 56,053,378
Oversea-Chinese Banking Corp.
Ltd.
1,975,814 33,475,664
Singapore Telecommunications
Ltd.
4,335,700 17,276,300
United Overseas Bank Ltd.
729,445 21,320,774
Wilmar International Ltd.
1,106,734 3,079,973
(Cost $80,303,566)
131,206,089
Spain — 4.6%
Iberdrola SA
3,751,147 88,801,107
Mapfre SA
531,911 2,480,710
Naturgy Energy Group SA
139,500 4,338,403
Repsol SA
657,541 14,762,472
(Cost $71,170,494)
110,382,692
Sweden — 1.9%
Evolution AB, 144A
76,128 4,627,114
H & M Hennes & Mauritz AB,
Class B (a)
289,880 6,191,106
Volvo AB, Class B
927,641 36,169,630
(Cost $27,863,233)
46,987,850
Switzerland — 22.8%
Helvetia Baloise Holding AG
46,074 11,982,055
Kuehne + Nagel International AG
28,147 6,564,156
Nestle SA
1,059,695 115,718,336
Novartis AG
826,010 140,165,535
Partners Group Holding AG
13,227 14,746,544
Number
of Shares Value $
Roche Holding AG
297,750 142,089,916
SGS SA
96,434 12,163,186
Swiss Re AG
174,432 30,835,486
Swisscom AG
15,087 14,154,178
Zurich Insurance Group AG
85,330 64,420,516
(Cost $357,889,988)
552,839,908
United Kingdom — 19.0%
Barratt Redrow PLC
782,332 3,840,148
British American Tobacco PLC
1,270,277 79,243,091
Diageo PLC
1,297,580 29,002,858
Imperial Brands PLC
439,250 19,635,791
Kingfisher PLC
1,000,549 4,983,926
National Grid PLC
2,896,776 54,173,518
Reckitt Benckiser Group PLC
375,928 32,912,741
Schroders PLC
427,987 3,371,888
Shell PLC
2,796,644 115,562,092
Tesco PLC
3,723,417 24,058,605
Unilever PLC
1,270,763 93,402,528
(Cost $322,751,613)
460,187,186
TOTAL COMMON STOCKS
(Cost $1,670,345,424)
2,398,271,658
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG
32,218 3,381,740
Dr Ing hc F Porsche AG, 144A (a)
65,406 3,196,340
(Cost $6,055,866)
6,578,080
SECURITIES LENDING
COLLATERAL — 0.7%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(c)(d)
(Cost $16,590,308)
16,590,308 16,590,308
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
3.62% (c)
(Cost $5,087,377)
5,087,377 5,087,377
TOTAL INVESTMENTS
— 100.0%
(Cost $1,698,078,975)
2,426,527,423
Other assets and liabilities,
net — (0.0)%
(396,166)
NET ASSETS — 100.0%
2,426,131,257
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
At February 28, 2026 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (c)(d)
25,966,095 — (9,375,787) (e) — — 122,590 — 16,590,308 16,590,308
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 3.62% (c)
5,250,803 106,818,541 (106,981,967) — — 117,059 — 5,087,377 5,087,377
31,216,898 106,818,541 (116,357,754) — — 239,649 — 21,677,685 21,677,685
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $15,855,256, which is 0.7% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
623,044,723 25 .9
Consumer Staples
465,108,809 19 .3
Health Care
367,035,429 15 .3
Energy
278,000,455 11 .6
Industrials
224,986,139 9 .3
Utilities
197,115,235 8 .2
Consumer Discretionary
106,061,743 4 .4
Communication Services
95,268,345 4 .0
Real Estate
23,006,816 1 .0
Information Technology
15,421,407 0 .6
Materials
9,800,637 0 .4
Total
2,404,849,738 100 .0

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
February 28, 2026 (Unaudited)
At February 28, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 15 1,494,753 1,521,953 3/20/2026 27,200
EURO STOXX 50 Index
EUR 16 1,092,558 1,162,377 3/20/2026 69,819
FTSE 100 Index
GBP 12 1,602,234 1,759,510 3/20/2026 157,276
FTSE MIB Index
EUR 1 261,853 279,065 3/20/2026 17,212
IBEX 35 Index
EUR 2 424,117 434,762 3/20/2026 10,645
MSCI EAFE Index
USD 75 11,070,170 11,869,125 3/20/2026 798,955
MSCI Singapore Index
SGD 10 369,035 364,905 3/30/2026 (4,130)
SMI Index
CHF 16 2,743,984 2,903,530 3/20/2026 159,546
SPI 200 Index
AUD 4 616,506 653,500 3/19/2026 36,994
Total net unrealized appreciation
1,273,517
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
SGD Singapore Dollar
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,398,271,658 $ — $ — $ 2,398,271,658
Preferred Stocks
6,578,080 — — 6,578,080
Short-Term Investments (a)
21,677,685 — — 21,677,685
Derivatives (b)
Futures Contracts
1,277,647 — — 1,277,647
TOTAL
$ 2,427,805,070 $ — $ — $ 2,427,805,070
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (4,130) $ — $ — $ (4,130)
TOTAL
$ (4,130) $ — $ — $ (4,130)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
February 28, 2026 (Unaudited)
DBEF-PH3